Acquisitions, Changes in Ownership Interest in Subsidiary and Deconsolidation	12 Months Ended
Mar. 31, 2020
Acquisitions Changes In Ownership Interest In Subsidiary And Deconsolidation
Acquisition, Changes in Ownership Interest in Subsidiary and Deconsolidation
4	ACQUISITION, CHANGES IN OWNERSHIP INTEREST IN SUBSIDIARY AND DECONSOLIDATION

Changes in ownership interest in a subsidiary

As of March 31, 2020, EIML has 479,614 (2019: 757,886), stock option outstanding under the India IPO Plan. In the year ended March 31, 2020, 121,496 (2019: 536,263) options were exercised at a weighted average exercise price of INR 10 (2019: INR 10) per share.

Deconsolidation

During fiscal 2018, the Group had divested its 51 percent equity interest in Ayngaran Group to the non-controlling investee. The sale of the 51 percent equity interest in the majority-owned subsidiary resulted in a loss of control of the subsidiary, and therefore it was deconsolidated from the Company's financial statements during fiscal 2018.

The Company recognised loss of $14,649 on the deconsolidation, measured as the fair value of the consideration received for the 51 percent equity interest in the former subsidiary and the fair value of the financial asset retained in the former subsidiary on deconsolidation. Of the above, loss of $457 resulted on account of recording the retained financial assets at fair value. The aforesaid loss was recorded within other gains/(losses), net in Statement of Income.